Acquisitions Sears Outlets (Details)			12 Months Ended
	Oct. 23, 2019 USD ($)	Aug. 23, 2019 USD ($) store	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Sep. 30, 2019 store	Apr. 30, 2019 USD ($)
Number of Real Estate Properties | store		41			21
Business Combination, Consideration Transferred		$ 26,600,000
Goodwill			$ 448,258,000	$ 124,521,000		$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			357,263,000
Sears Outlet [Member]
Business Combination, Consideration Transferred	$ 128,800,000
Goodwill, Period Increase (Decrease)			$ 2,300,000